QUARTERLY REPORT
Syntax Stratified LargeCap ETF
September 30, 2022

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
3M Co.	1,483	$163,871
A O Smith Corp.	2,913	141,514
Abbott Laboratories	628	60,765
AbbVie, Inc.	1,818	243,994
ABIOMED, Inc.(a)	327	80,331
Accenture PLC, Class A	623	160,298
Activision Blizzard, Inc.	4,635	344,566
Adobe, Inc.(a)	461	126,867
Advance Auto Parts, Inc.	752	117,568
Advanced Micro Devices, Inc.(a)	1,708	108,219
AES Corp.	14,920	337,192
Aflac, Inc.	2,942	165,340
Agilent Technologies, Inc.	995	120,942
Air Products and Chemicals, Inc.	203	47,244
Akamai Technologies, Inc.(a)	3,969	318,790
Alaska Air Group, Inc.(a)	3,514	137,573
Albemarle Corp.	169	44,690
Alexandria Real Estate Equities, Inc., REIT	761	106,685
Align Technology, Inc.(a)	522	108,111
Allegion PLC	745	66,812
Alliant Energy Corp.	1,441	76,359
Allstate Corp.	1,440	179,323
Alphabet, Inc., Class A(a)	1,645	157,344
Alphabet, Inc., Class C(a)	1,625	156,244
Altria Group, Inc.	8,985	362,814
Amazon.com, Inc.(a)	1,216	137,408
Amcor PLC	7,399	79,391
Ameren Corp.	955	76,925
American Airlines Group, Inc.(a)	11,542	138,966
American Electric Power Co., Inc.	2,602	224,943
American Express Co.	303	40,878
American International Group, Inc.	4,959	235,453
American Tower Corp., REIT	227	48,737
American Water Works Co., Inc.	2,345	305,225
Ameriprise Financial, Inc.	427	107,583
AmerisourceBergen Corp.	1,482	200,559
AMETEK, Inc.	1,084	122,936
Amgen, Inc.	1,034	233,064
Amphenol Corp., Class A	3,600	241,056
Analog Devices, Inc.	1,578	219,879
ANSYS, Inc.(a)	704	156,077
Aon PLC, Class A	137	36,698
APA Corp.	1,793	61,303
Apple, Inc.	3,468	479,278
Applied Materials, Inc.	1,888	154,684
Aptiv PLC(a)	4,233	331,063
Archer-Daniels-Midland Co.	5,963	479,723
Arista Networks, Inc.(a)	1,756	198,235
Arthur J Gallagher & Co.	213	36,470
Assurant, Inc.	1,110	161,250
AT&T, Inc.	16,026	245,839
Security Description	Shares	Value
Atmos Energy Corp.	3,082	$313,902
Autodesk, Inc.(a)	858	160,274
Automatic Data Processing, Inc.	995	225,059
AutoZone, Inc.(a)	64	137,084
AvalonBay Communities, Inc., REIT	564	103,883
Avery Dennison Corp.	357	58,084
Baker Hughes Co.	14,412	302,075
Ball Corp.	1,533	74,075
Bank of America Corp.	3,907	117,991
Bank of New York Mellon Corp.	2,746	105,776
Bath & Body Works, Inc.	13,733	447,696
Baxter International, Inc.	920	49,551
Becton Dickinson and Co.	206	45,903
Berkshire Hathaway, Inc., Class B(a)	1,912	510,542
Best Buy Co., Inc.	3,577	226,567
Biogen, Inc.(a)	1,208	322,536
Bio-Rad Laboratories, Inc., Class A(a)	210	87,599
Bio-Techne Corp.	395	112,180
BlackRock, Inc.	179	98,500
Boeing Co.(a)	1,154	139,726
Booking Holdings, Inc.(a)	119	195,542
BorgWarner, Inc.	10,611	333,185
Boston Properties, Inc., REIT	1,414	106,008
Boston Scientific Corp.(a)	1,589	61,542
Bristol-Myers Squibb Co.	3,662	260,332
Broadcom, Inc.	464	206,021
Broadridge Financial Solutions, Inc.	701	101,168
Brown & Brown, Inc.	613	37,074
Brown-Forman Corp., Class B	3,709	246,908
Cadence Design Systems, Inc.(a)	2,088	341,242
Caesars Entertainment, Inc.(a)	1,504	48,519
Camden Property Trust	896	107,027
Campbell Soup Co.	4,880	229,946
Capital One Financial Corp.	3,366	310,244
Cardinal Health, Inc.	3,122	208,175
CarMax, Inc.(a)	1,500	99,030
Carnival Corp.(a)	8,750	61,512
Carrier Global Corp.	1,770	62,941
Catalent, Inc.(a)	2,675	193,563
Caterpillar, Inc.	958	157,189
Cboe Global Markets, Inc.	388	45,540
CBRE Group, Inc., Class A(a)	500	33,755
CDW Corp.	778	121,430
Celanese Corp.	628	56,734
Centene Corp.(a)	3,164	246,191
CenterPoint Energy, Inc.	8,300	233,894
Ceridian HCM Holding, Inc.(a)	3,819	213,406
CF Industries Holdings, Inc.	879	84,604
CH Robinson Worldwide, Inc.	792	76,278
Charles River Laboratories International, Inc.(a)	627	123,394
Charles Schwab Corp.	3,661	263,116

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Charter Communications, Inc., Class A(a)	895	$271,498
Chevron Corp.	5,114	734,728
Chipotle Mexican Grill, Inc.(a)	315	473,369
Chubb Ltd.	1,118	203,342
Church & Dwight Co., Inc.	6,691	478,005
Cigna Corp.	749	207,825
Cincinnati Financial Corp.	2,167	194,098
Cintas Corp.	479	185,943
Cisco Systems, Inc.	4,773	190,920
Citigroup, Inc.	2,695	112,301
Citizens Financial Group, Inc.	1,587	54,529
Citrix Systems, Inc.	2,343	243,438
Clorox Co.	3,686	473,246
CME Group, Inc.	241	42,688
CMS Energy Corp.	1,298	75,596
Coca-Cola Co.	4,379	245,312
Cognizant Technology Solutions Corp., Class A	1,855	106,551
Colgate-Palmolive Co.	6,997	491,539
Comcast Corp., Class A	10,268	301,160
Comerica, Inc.	2,584	183,722
Conagra Brands, Inc.	6,805	222,047
ConocoPhillips	612	62,632
Consolidated Edison, Inc.	2,708	232,238
Constellation Brands, Inc., Class A	1,104	253,567
Constellation Energy Corp.	4,676	388,996
Cooper Companies, Inc.	432	114,005
Copart, Inc.(a)	2,085	221,844
Corning, Inc.	8,115	235,497
Corteva, Inc.	1,452	82,982
CoStar Group, Inc.(a)	660	45,969
Costco Wholesale Corp.	1,530	722,573
Coterra Energy, Inc.	9,167	239,442
Crown Castle, Inc., REIT	345	49,870
CSX Corp.	2,786	74,219
Cummins, Inc.	344	70,007
CVS Health Corp.	7,127	679,702
Danaher Corp.	373	96,342
Darden Restaurants, Inc.	4,158	525,239
DaVita, Inc.(a)	985	81,528
Deere & Co.	486	162,271
Delta Air Lines, Inc.(a)	5,020	140,861
DENTSPLY SIRONA, Inc.	1,609	45,615
Devon Energy Corp.	3,984	239,558
Dexcom, Inc.(a)	1,466	118,072
Diamondback Energy, Inc.	510	61,435
Digital Realty Trust, Inc., REIT	2,920	289,606
Discover Financial Services	3,554	323,130
DISH Network Corp., Class A(a)	14,118	195,252
Dollar General Corp.	732	175,578
Dollar Tree, Inc.(a)	1,260	171,486
Dominion Energy, Inc.	3,278	226,543
Security Description	Shares	Value
Domino's Pizza, Inc.	1,484	$460,337
Dover Corp.	1,410	164,378
Dow, Inc.	1,443	63,391
DR Horton, Inc.	3,722	250,677
DTE Energy Co.	2,014	231,711
Duke Energy Corp.	826	76,835
DuPont de Nemours, Inc.	894	45,058
DXC Technology Co.(a)	4,534	110,992
Eastman Chemical Co.	559	39,717
Eaton Corp. PLC	1,869	249,250
eBay, Inc.	3,586	132,001
Ecolab, Inc.	296	42,748
Edison International	3,944	223,152
Edwards Lifesciences Corp.(a)	697	57,593
Electronic Arts, Inc.	2,818	326,071
Elevance Health, Inc.	592	268,910
Eli Lilly & Co.	812	262,560
Emerson Electric Co.	457	33,462
Enphase Energy, Inc.(a)	891	247,226
Entergy Corp.	2,271	228,531
EOG Resources, Inc.	554	61,898
EPAM Systems, Inc.(a)	285	103,224
EQT Corp.	1,180	48,085
Equifax, Inc.	268	45,943
Equinix, Inc., REIT	557	316,844
Equity Residential, REIT	1,568	105,401
Essex Property Trust, Inc., REIT	440	106,581
Estee Lauder Companies, Inc., Class A	2,159	466,128
Etsy, Inc.(a)	1,466	146,791
Everest Re Group Ltd.	771	202,341
Evergy, Inc.	1,300	77,220
Eversource Energy	992	77,336
Exelon Corp.	8,926	334,368
Expedia Group, Inc.(a)	2,222	208,179
Expeditors International of Washington, Inc.	883	77,978
Extra Space Storage, Inc., REIT	600	103,626
Exxon Mobil Corp.	8,490	741,262
F5, Inc.(a)	1,363	197,267
FactSet Research Systems, Inc.	115	46,013
Fastenal Co.	2,668	122,835
Federal Realty Investment Trust	696	62,724
FedEx Corp.	439	65,178
Fidelity National Information Services, Inc.	660	49,876
Fifth Third Bancorp	1,700	54,332
First Republic Bank	1,402	183,031
FirstEnergy Corp.	6,577	243,349
Fiserv, Inc.(a)	567	53,054
FleetCor Technologies, Inc.(a)	222	39,110
FMC Corp.	803	84,877
Ford Motor Co.	17,722	198,486
Fortinet, Inc.(a)	6,791	333,642
Fortive Corp.	590	34,397

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	2,527	$135,675
Fox Corp., Class A	3,162	97,010
Fox Corp., Class B	3,420	97,470
Franklin Resources, Inc.	4,598	98,949
Freeport-McMoRan, Inc.	11,322	309,430
Garmin Ltd.	6,006	482,342
Gartner, Inc.(a)	394	109,016
Generac Holdings, Inc.(a)	312	55,580
General Dynamics Corp.	785	166,553
General Electric Co.	2,454	151,927
General Mills, Inc.	3,084	236,265
General Motors Co.	6,614	212,243
Genuine Parts Co.	836	124,832
Gilead Sciences, Inc.	3,939	242,997
Global Payments, Inc.	364	39,330
Globe Life, Inc.	1,768	176,270
Goldman Sachs Group, Inc.	803	235,319
Halliburton Co.	12,277	302,260
Hartford Financial Services Group, Inc.	4,071	252,158
Hasbro, Inc.	2,516	169,629
HCA Healthcare, Inc.	1,660	305,091
Healthpeak Properties, Inc., REIT	3,325	76,209
Henry Schein, Inc.(a)	2,934	192,969
Hershey Co.	900	198,423
Hess Corp.	556	60,598
Hewlett Packard Enterprise Co.	20,320	243,434
Hilton Worldwide Holdings, Inc.	895	107,955
Hologic, Inc.(a)	1,578	101,813
Home Depot, Inc.	906	250,002
Honeywell International, Inc.	948	158,288
Hormel Foods Corp.	11,629	528,422
Host Hotels & Resorts, Inc., REIT	6,647	105,554
Howmet Aerospace, Inc.	2,042	63,159
HP, Inc.	19,338	481,903
Humana, Inc.	610	295,966
Huntington Bancshares, Inc.	4,703	61,986
Huntington Ingalls Industries, Inc.	582	128,913
IDEX Corp.	972	194,254
IDEXX Laboratories, Inc.(a)	291	94,808
Illinois Tool Works, Inc.	876	158,249
Illumina, Inc.(a)	653	124,586
Incyte Corp.(a)	3,561	237,305
Ingersoll Rand, Inc.	4,081	176,544
Intel Corp.	4,624	119,160
Intercontinental Exchange, Inc.	473	42,736
International Business Machines Corp.	943	112,038
International Flavors & Fragrances, Inc.	456	41,418
International Paper Co.	1,637	51,893
Interpublic Group of Companies, Inc.	4,253	108,877
Intuit, Inc.	544	210,702
Intuitive Surgical, Inc.(a)	407	76,288
Invesco Ltd.	6,904	94,585
Security Description	Shares	Value
Invitation Homes, Inc.	3,070	$103,674
IQVIA Holdings, Inc.(a)	610	110,495
Iron Mountain, Inc., REIT	1,099	48,323
J M Smucker Co.	1,680	230,849
Jack Henry & Associates, Inc.	298	54,316
Jacobs Solutions, Inc.	3,269	354,654
JB Hunt Transport Services, Inc.	519	81,182
Johnson & Johnson	1,553	253,698
Johnson Controls International PLC	1,278	62,903
JPMorgan Chase & Co.	1,143	119,443
Juniper Networks, Inc.	7,512	196,213
Kellogg Co.	2,838	197,695
Keurig Dr Pepper, Inc.	7,048	252,459
KeyCorp	3,250	52,065
Keysight Technologies, Inc.(a)	1,272	200,162
Kimberly-Clark Corp.	4,298	483,697
Kimco Realty Corp., REIT	3,310	60,937
Kinder Morgan, Inc.	19,875	330,720
KLA Corp.	508	153,736
Kraft Heinz Co.	6,410	213,773
Kroger Co.	15,762	689,587
L3Harris Technologies, Inc.	579	120,334
Laboratory Corp. of America Holdings	768	157,294
Lam Research Corp.	406	148,596
Lamb Weston Holdings, Inc.	2,942	227,652
Las Vegas Sands Corp.(a)	1,907	71,551
Leidos Holdings, Inc.	1,269	110,999
Lennar Corp., Class A	3,419	254,886
Lincoln National Corp.	3,577	157,066
Linde PLC(a)	184	49,605
Live Nation Entertainment, Inc.(a)	978	74,367
LKQ Corp.	2,545	119,997
Lockheed Martin Corp.	323	124,772
Loews Corp.	9,595	478,215
Lowe's Companies, Inc.	1,327	249,224
Lumen Technologies, Inc.	36,511	265,800
LyondellBasell Industries N.V., Class A	864	65,042
M&T Bank Corp.	319	56,246
Marathon Oil Corp.	2,590	58,482
Marathon Petroleum Corp.	5,462	542,540
MarketAxess Holdings, Inc.	179	39,826
Marriott International, Inc., Class A	745	104,404
Marsh & McLennan Companies, Inc.	242	36,128
Martin Marietta Materials, Inc.	511	164,588
Masco Corp.	3,137	146,467
Mastercard, Inc., Class A	146	41,514
Match Group, Inc.(a)	5,845	279,099
McCormick & Co., Inc.	2,926	208,536
McDonald's Corp.	2,101	484,785
McKesson Corp.	598	203,242
Medtronic PLC	763	61,612
Merck & Co., Inc.	2,943	253,451

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Meta Platforms, Inc., Class A(a)	2,150	$291,712
MetLife, Inc.	2,691	163,559
Mettler-Toledo International, Inc.(a)	107	116,001
MGM Resorts International	2,075	61,669
Microchip Technology, Inc.	2,173	132,618
Micron Technology, Inc.	2,534	126,953
Microsoft Corp.	2,751	640,708
Mid-America Apartment Communities, Inc., REIT	703	109,014
Moderna, Inc.(a)	1,811	214,151
Mohawk Industries, Inc.(a)	1,436	130,949
Molina Healthcare, Inc.(a)	834	275,087
Molson Coors Beverage Co., Class B	5,235	251,228
Mondelez International, Inc., Class A	3,339	183,077
Monolithic Power Systems, Inc.	546	198,416
Monster Beverage Corp.(a)	2,953	256,793
Moody's Corp.	177	43,030
Morgan Stanley	3,054	241,297
Mosaic Co.	1,616	78,101
Motorola Solutions, Inc.	2,184	489,150
MSCI, Inc.	103	43,444
Nasdaq, Inc.	768	43,530
NetApp, Inc.	3,763	232,742
Netflix, Inc.(a)	1,037	244,151
Newell Brands, Inc.	11,275	156,610
Newmont Corp.	8,429	354,271
News Corp., Class A	6,246	94,377
News Corp., Class B	6,155	94,910
NextEra Energy, Inc.	3,035	237,974
Nielsen Holdings PLC	4,354	120,693
NIKE, Inc., Class B	3,280	272,634
NiSource, Inc.	11,935	300,643
Nordson Corp.	171	36,298
Norfolk Southern Corp.	366	76,732
Northern Trust Corp.	1,228	105,068
Northrop Grumman Corp.	275	129,338
NortonLifeLock, Inc.	15,997	322,180
Norwegian Cruise Line Holdings Ltd.(a)	6,236	70,841
NRG Energy, Inc.	9,458	361,958
Nucor Corp.	2,532	270,899
NVIDIA Corp.	1,011	122,725
NVR, Inc.(a)	69	275,108
NXP Semiconductors N.V.	1,449	213,742
Occidental Petroleum Corp.	1,039	63,847
Old Dominion Freight Line, Inc.	337	83,835
Omnicom Group, Inc.	1,725	108,830
ON Semiconductor Corp.(a)	3,388	211,174
ONEOK, Inc.	5,825	298,473
Oracle Corp.	4,791	292,586
O'Reilly Automotive, Inc.(a)	193	135,747
Organon & Co.	8,615	201,591
Otis Worldwide Corp.	1,012	64,566
Security Description	Shares	Value
PACCAR, Inc.	2,060	$172,401
Packaging Corp. of America	485	54,461
Paramount Global, Class B	9,238	175,892
Parker-Hannifin Corp.	262	63,485
Paychex, Inc.	1,914	214,770
Paycom Software, Inc.(a)	656	216,473
PayPal Holdings, Inc.(a)	626	53,880
Pentair PLC	4,352	176,822
PepsiCo, Inc.	1,182	192,973
PerkinElmer, Inc.	775	93,256
Pfizer, Inc.	5,369	234,947
PG&E Corp.(a)	19,880	248,500
Philip Morris International, Inc.	4,219	350,219
Phillips 66	6,203	500,706
Pinnacle West Capital Corp.	1,184	76,380
Pioneer Natural Resources Co.	287	62,144
PNC Financial Services Group, Inc.	373	55,734
Pool Corp.	382	121,556
PPG Industries, Inc.	566	62,651
PPL Corp.	3,044	77,165
Principal Financial Group, Inc.	2,329	168,037
Procter & Gamble Co.	3,902	492,627
Progressive Corp.	1,416	164,553
Prologis, Inc., REIT	467	47,447
Prudential Financial, Inc.	1,850	158,693
PTC, Inc.(a)	1,518	158,783
Public Service Enterprise Group, Inc.	4,017	225,876
Public Storage, REIT	359	105,119
PulteGroup, Inc.	6,536	245,100
Qorvo, Inc.(a)	2,593	205,910
QUALCOMM, Inc.	1,840	207,883
Quanta Services, Inc.	2,788	355,163
Quest Diagnostics, Inc.	1,398	171,521
Ralph Lauren Corp.	5,660	480,704
Raymond James Financial, Inc.	2,518	248,829
Raytheon Technologies Corp.	2,068	169,286
Realty Income Corp., REIT	1,094	63,671
Regency Centers Corp., REIT	1,170	63,004
Regeneron Pharmaceuticals, Inc.(a)	359	247,304
Regions Financial Corp.	2,731	54,811
Republic Services, Inc.	1,389	188,960
ResMed, Inc.	573	125,086
Robert Half International, Inc.	2,260	172,890
Rockwell Automation, Inc.	150	32,266
Rollins, Inc.	5,667	196,532
Roper Technologies, Inc.	98	35,245
Ross Stores, Inc.	5,837	491,884
Royal Caribbean Cruises Ltd.(a)	1,929	73,109
S&P Global, Inc.	142	43,360
Salesforce, Inc.(a)	2,243	322,633
SBA Communications Corp., REIT	181	51,522
Schlumberger N.V.	9,180	329,562

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	3,962	$210,897
Sealed Air Corp.	1,647	73,308
Sempra Energy	528	79,168
ServiceNow, Inc.(a)	519	195,980
Sherwin-Williams Co.	303	62,039
Signature Bank	1,188	179,388
Simon Property Group, Inc., REIT	698	62,645
Skyworks Solutions, Inc.	2,360	201,237
Snap-on, Inc.	911	183,430
SolarEdge Technologies, Inc.(a)	871	201,602
Southern Co.	1,144	77,792
Southwest Airlines Co.(a)	4,270	131,687
Stanley Black & Decker, Inc.	2,283	171,704
Starbucks Corp.	6,153	518,452
State Street Corp.	1,662	101,066
STERIS PLC	432	71,833
Stryker Corp.	592	119,904
SVB Financial Group(a)	519	174,270
Synchrony Financial	10,887	306,905
Synopsys, Inc.(a)	1,069	326,590
Sysco Corp.	9,765	690,483
T Rowe Price Group, Inc.	971	101,965
Take-Two Interactive Software, Inc.(a)	2,844	309,996
Tapestry, Inc.	10,250	291,407
Target Corp.	1,048	155,513
TE Connectivity Ltd.	2,116	233,522
Teledyne Technologies, Inc.(a)	97	32,735
Teleflex, Inc.	224	45,127
Teradyne, Inc.	2,048	153,907
Tesla, Inc.(a)	907	240,582
Texas Instruments, Inc.	1,416	219,168
Textron, Inc.	2,760	160,798
Thermo Fisher Scientific, Inc.	244	123,754
TJX Companies, Inc.	8,192	508,887
T-Mobile US, Inc.(a)	1,868	250,630
Tractor Supply Co.	676	125,655
Trane Technologies PLC	452	65,454
TransDigm Group, Inc.	123	64,553
Travelers Companies, Inc.	1,334	204,369
Trimble, Inc.(a)	622	33,756
Truist Financial Corp.	1,249	54,381
Twitter, Inc.(a)	8,628	378,251
Tyler Technologies, Inc.(a)	634	220,315
Tyson Foods, Inc., Class A	7,220	476,015
UDR, Inc., REIT	2,524	105,276
Ulta Beauty, Inc.(a)	612	245,528
Union Pacific Corp.	394	76,759
United Airlines Holdings, Inc.(a)	4,174	135,780
United Parcel Service, Inc., Class B	454	73,339
United Rentals, Inc.(a)	439	118,583
UnitedHealth Group, Inc.	559	282,317
Security Description	Shares	Value
Universal Health Services, Inc., Class B	3,534	$311,628
US Bancorp	1,273	51,327
Valero Energy Corp.	4,819	514,910
Ventas, Inc., REIT	1,831	73,551
VeriSign, Inc.(a)	1,911	331,941
Verisk Analytics, Inc.	269	45,873
Verizon Communications, Inc.	6,455	245,096
Vertex Pharmaceuticals, Inc.(a)	875	253,347
VF Corp.	8,396	251,124
Viatris, Inc.	26,002	221,537
VICI Properties, Inc.	2,151	64,207
Visa, Inc., Class A	238	42,281
Vornado Realty Trust, REIT	4,378	101,394
Vulcan Materials Co.	1,055	166,384
W R Berkley Corp.	3,226	208,335
Walgreens Boots Alliance, Inc.	20,077	630,418
Walmart, Inc.	5,983	775,995
Walt Disney Co.(a)	1,897	178,944
Warner Bros Discovery, Inc.(a)	16,774	192,901
Waste Management, Inc.	1,175	188,247
Waters Corp.(a)	436	117,515
WEC Energy Group, Inc.	851	76,105
Wells Fargo & Co.	3,005	120,861
Welltower, Inc., REIT	1,170	75,254
West Pharmaceutical Services, Inc.	174	42,818
Western Digital Corp.(a)	6,228	202,721
Westinghouse Air Brake Technologies Corp.	820	66,707
Westrock Co.	1,676	51,772
Weyerhaeuser Co., REIT	5,257	150,140
Whirlpool Corp.	1,026	138,315
Williams Companies, Inc.	11,099	317,764
Willis Towers Watson PLC	186	37,375
WW Grainger, Inc.	234	114,470
Wynn Resorts Ltd.(a)	1,163	73,304
Xcel Energy, Inc.	1,179	75,456
Xylem, Inc.	2,109	184,242
Yum! Brands, Inc.	4,699	499,692
Zebra Technologies Corp., Class A(a)	447	117,118
Zimmer Biomet Holdings, Inc.	1,193	124,728
Zions Bancorp NA	3,720	189,199
Zoetis, Inc.	1,559	231,184
TOTAL INVESTMENTS—99.9% (Cost $101,435,470)		92,453,465
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		106,580
NET ASSETS—100.0%		$92,560,045

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$92,453,465	$—	$—	$92,453,465
Total	$92,453,465	$—	$—	$92,453,465

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of September 30, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.7%
Processed Foods	3.3
Downstream	3.3
Restaurants	3.2
Business Software for Specific Uses	3.2
Food Distributors	3.1
Electric Competitive	3.0
Electric Regulated	2.3
Commercial Insurance	2.2
Consumer Insurance	2.1
Upstream Energy	2.1
Operators and Developers	2.1
End User Hardware	2.1
Content Providers	2.1
Commercial Hardware	2.0
Rental	2.0
Telecommunication Networks	1.9
Information and Electrical Components	1.6
Non Real Estate Banking	1.6
Primary Foods	1.6
Home Office and Consumer Equipment Retail	1.6
Specialty Services	1.6
Alcohol and Tobacco	1.6
Diversified Household and Personal Products	1.6
Capital Markets	1.6
Transportation Services	1.5
Distribution Services	1.5
Home Office and Consumer Equipment Manufacture	1.5
Mechanical Components	1.5
Healthcare Insurance	1.5
Auto Products	1.4
Drugstores	1.4
Online Distribution Networks	1.4
Transaction Services	1.4
Semiconductor Services and Equipment	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Search and Social Networks	1.4
Transport Aerospace and Defense Equipment	1.4
Internet Services	1.4
Healthcare Providers and Facilities	1.3
Digital Integrated Circuits	1.3
Investment Services	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Management and IT Services	1.3%
Healthcare Products Distribution	1.1
Apparel Retailers	1.1
Personal Products	1.0
Medical Devices	1.0
Chemicals	1.0
Medical Research Services and Equipment	1.0
Midstream	1.0
Metals	1.0
Hospital Equipment	1.0
Branded Apparel	1.0
Other Natural Resources	1.0
Gas and Water Utilities	1.0
Accessories and Footwear	0.9
Production Equipment	0.9
Industrial Conglomerates	0.9
Operating Systems and Middleware	0.8
Other Pharmaceuticals	0.7
Brokers and Dealers	0.6
Consumer Paper Products	0.5
Real Estate Banking	0.4
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.